Financial and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial assets
Financial assets

($ millions)	2022	2021
Long-term financial investments measured at FVOCI	88	46
Long-term financial investments measured at FVPL	20	6
Long-term receivables from customers	119	110
Non-current minimum lease payments from finance lease agreements	38	35
Long-term loans, advances and security deposits	22	20
Total financial assets	287	217
The below table provides detail related to financial instruments as of December 31, 2022 and December 31, 2021.

($ millions)	Note	2022	2021
Cash and cash equivalents
Cash in current accounts		281	246
Cash held in time deposits and money market funds		699	1,329
Total cash and cash equivalents		980	1,575
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	88	46
Total financial assets - measured at FVOCI		88	46
Financial assets - measured at amortized costs(1)
Trade receivables	13	1,673	1,496
Income tax receivables		13	9
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	14	303	309
Long-term receivables from customers	11	119	110
Non-current minimum lease payments from finance lease agreements	11	38	35
Long-term loans, advances and security deposits	11	22	20
Total financial assets - measured at amortized costs		2,168	1,979
Financial assets - measured at fair value through profit and loss ("FVPL")
Equity securities of public companies	14	—	3
Deferred compensation assets	11	139	155
Derivative financial instruments	14	8	3
Long-term financial investments	11	20	6
Total financial assets - measured at FVPL		167	167
Total financial assets		3,403	3,767
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	16	97	107
Lease liabilities	15	71	67
Trade payables		861	903
Total current financial liabilities - measured at amortized cost or cost		1,029	1,077
Non-current financial liabilities
Financial debts	16	4,541	3,966
Lease liabilities	15	359	339
Total non-current financial liabilities - measured at amortized cost or cost		4,900	4,305
Total financial liabilities - measured at amortized cost or cost		5,929	5,382
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18	98	112
Derivative financial instruments	16	10	7
Total financial liabilities - measured at FVPL		108	119
Total financial liabilities		6,037	5,501
Net financial assets and financial liabilities		(2,634)	(1,734)
(1)The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debts with a fair value of $4,145 million and carrying value of $4,541 million as of December 31, 2022. As of December 31, 2021, the Series 2026, 2029, 2030 and 2049 Notes recorded in Non-current financial debts had a fair value of $2,891 million and carrying value of $2,728 million. The fair value of notes was determined using Level 2 inputs. The notes were valued using a quoted market price for such notes, which have low trading volumes.

Disclosure of maturity analysis of finance lease payments receivable
The following table shows the receivables of the gross investments in finance leases and the net present value of the minimum lease payments, as well as unearned finance income, related to surgical equipment lease arrangements. The finance income is recorded in "Other income".

	2022					2021
($ millions)	Total future payments	Unearned interest income	Present value	Provision	Net book value	Total future payments	Unearned interest income	Present value	Provision	Net book value
Not later than one year(1)	28	(2)	26	(1)	25	32	(2)	30	(2)	28
Between one and five years	49	(2)	47	(10)	37	47	(2)	45	(12)	33
Later than five years	1	—	1	—	1	2	—	2	—	2
Total	78	(4)	74	(11)	63	81	(4)	77	(14)	63
(1) The current portion of the minimum lease payments is recorded in Trade receivables or Other current assets (to the extent not yet invoiced).

Disclosure of details of non-current assets	Other non-current assets

($ millions)	2022	2021
Deferred compensation plans	139	155
Prepaid post-employment benefit plans	8	25
Other non-current assets	96	54
Total other non-current assets	243	234